6. PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Estimated useful lives	3 to 7 years
Total property and equipment	$ 479,599	$ 533,339
Less accumulated depreciation	(346,364)	(307,227)
Property and Equipment, Net	$ 133,235	226,112
Computer equipment and software [Member]
Estimated useful lives	5 years
Total property and equipment	$ 32,666	32,666
Furniture and fixtures [Member]
Estimated useful lives	7 years
Total property and equipment	$ 82,529	82,529
Office equipment [Member]
Estimated useful lives	5 years
Total property and equipment	$ 3,039	20,533
Machinery and equipment [Member]
Estimated useful lives	1-5 years
Total property and equipment	$ 305,337	341,583
Autos [Member]
Estimated useful lives	3 years
Total property and equipment	$ 49,238	49,238
Leasehold Improvements [Member]
Estimated useful lives	47 months
Total property and equipment	$ 6,790	$ 6,790